Summary of Significant Accounting Policies - Schedule of Disaggregation of the Group’s Revenue (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 280,628,305	$ 39,201,562	¥ 270,607,509
Revenue, percentage	100.00%	100.00%	100.00%
Type A: Freight forwarding services [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 157,853,775	$ 22,050,928	¥ 163,343,874
Revenue, percentage	56.20%	56.20%	60.30%
Integrated cross-border logistics [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 119,686,408	$ 16,719,248	¥ 100,212,026
Revenue, percentage	42.60%	42.60%	37.00%
Fragmented logistics [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 30,748,197	$ 4,295,281	¥ 53,948,064
Revenue, percentage	11.00%	11.00%	20.00%
Chartered airline freight services [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 3,963,350	$ 553,649	¥ 6,347,577
Revenue, percentage	1.40%	1.40%	2.30%
Warehouse services [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 3,455,820	$ 482,750	¥ 2,836,207
Revenue, percentage	1.20%	1.20%	1.00%
Type B: Supply chain management [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 120,337,504	$ 16,810,201	¥ 105,500,404
Revenue, percentage	42.90%	42.90%	39.00%
International trading in relation to supply chain management [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 120,337,504	$ 16,810,201	¥ 105,499,754
Revenue, percentage	42.90%	42.90%	39.00%
Agent services [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total			¥ 650
Revenue, percentage	0.00%	0.00%	0.00%
Customs brokerage [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 2,437,026	$ 340,433	¥ 1,763,231
Revenue, percentage	0.90%	0.90%	0.70%